Financial Risk Factors and Risk Management - Designated Hedging Instruments in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Carrying amount
Other financial assets	€ 8,887	€ 6,479
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for EUR
FINANCIAL RISK FACTORS
Notional amount	4,550	4,550
Carrying amount
Other financial assets	0	0
Other financial liabilities	(535)	(749)
Change in fair value used for measuring ineffectiveness for the reporting period	(214)	700
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for USD
FINANCIAL RISK FACTORS
Notional amount	90	94
Carrying amount
Other financial assets	0	0
Other financial liabilities	(1)	(3)
Change in fair value used for measuring ineffectiveness for the reporting period	€ (2)	€ 10